Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Loan - non - current	$ 6,705	$ 7,070
Due to related parties	$ 6,705	$ 7,070